Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 2,427	$ 2,418
Net change in pension reserve:
Change in pension reserve during the year	(67)	(261)
Tax related to change in pension reserve	23	89
Unrealized gains (losses) on investment securities available for sale:
Unrealized gains (losses) arising during the year	449	(331)
Tax related to unrealized (gains) losses	(153)	113
Reclassification of net realized gains during the year	(242)	(364)
Tax related to realized gains	82	124
Total other comprehensive income (loss)	92	(630)
Total comprehensive income	$ 2,519	$ 1,788